Investment Risks - VegaShares Fixed Rate Callable Bond ETF	Sep. 05, 2026
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is subject to investment risks; therefore, you may lose money by investing in the Fund.
Risk Nondiversified Status [Member]
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Risk [Text Block]	The Fund’s portfolio may focus on a limited number of investments and will be subject to the potential for greater volatility than a diversified fund.
Market Risk [Member]
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Market Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Assets in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Active Management Risk [Member]
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Active Management Risk. The Fund is subject to the risk that the investment management strategy of the adviser may not produce the intended results and may negatively impact Fund performance. The adviser is recently formed and has not previously managed an ETF or other investment company.

Bond Risk [Member]
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Bond Risk. Bond investments are subject to a variety of risks including interest rate risk, call risk, liquidity risk, credit risk, and default risk. These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Interest Rate Risk. The value of the Fund’s investment in debt securities will fall when interest rates rise. The effect of increased interest rates is more pronounced for any intermediate-term or longer-term debt securities. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the debt securities held by the Fund.

Call Risk. An issuer is more likely to exercise its call right when prevailing interest rates are lower than the security’s coupon, which limits the Fund’s ability to earn the security’s stated coupon over its full term and may force the Fund to reinvest the proceeds at lower prevailing rates. If a security is expected to be called, but the issuer exercises its right to repay principal on a fixed rate security later than expected, the Fund’s ability to reinvest at higher interest rates will be delayed.

Liquidity Risk. A particular investment of the Fund may be difficult to sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the adviser to dispose of other investments at unfavorable times or prices in order to manage the Fund’s portfolio.

Credit Risk. The Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal. The value of a debt security may decline if there are concerns about an issuer’s ability or willingness to make interest and or principal payments. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating may also affect a security’s value and thus have an impact on Fund performance.

○	U.S. Government Obligations Risk. Securities issued by certain U.S. Government agencies and certain U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States. For example, the debt of U.S. Government sponsored enterprises, such as that issued by the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States. Changes to the financial condition or credit rating of the U.S. Government may cause the value of U.S. Government obligations to decline.

Default Risk. If an issuer or guarantor defaults, loss on the Fund’s investment may be severe or converted to equity. The Fund may have little legal recourse against a defaulting foreign issuer. Non-U.S. banks (such as Canadian and European institutions) may be subject to statutory “bail-in” or resolution regimes under which, upon a regulatory determination of non-viability, the principal amount of the debt may be written down (including to zero) or converted into equity of the issuer or an affiliate.

Concentration In Financial Sector Risk [Member]
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Concentration In Financial Sector Risk. The Fund’s net asset value may fluctuate more than that of a fund that does not concentrate in the financial sector industries. Financial sector companies are exposed to: (i) risk factors outside their control that may impair financial condition, (ii) burdensome regulatory rule changes, (iii) rising interest rates that may have a significant impact on earnings, (iv) default risk on non-diversified loan portfolios, (v) credit risk of investments, and (vi) increased competition.

Foreign Issuer Risk [Member]
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Foreign Issuer Risk. Because the Fund’s investments may include debt issued by a foreign entity, the Fund is subject to risks beyond those associated with investing in domestic securities. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

Limited History of Operations Risk [Member]
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Risk [Text Block]	Limited History of Operations Risk. The Fund is a new ETF and has limited history of operations for investors to evaluate.
Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk. The Fund’s portfolio may focus on a limited number of investments and will be subject to the potential for greater volatility than a diversified fund.
Swap Agreements Risk [Member]
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Swap Agreements Risk. Swap agreements are generally traded over-the-counter, and therefore, may not receive regulatory protection, which may expose investors, including the Fund, to significant losses. A swap counterparty may default on its obligations to the Fund.

Options Risk [Member]
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Options Risk. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the reference instrument, interest rates, anticipated volatility. The effective use of options depends on the Fund’s ability to terminate option positions at times deemed desirable. There may be an imperfect correlation between the movement in values of options and their reference instrument and the secondary market for certain options may be illiquid.

Forward Contract Risk [Member]
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Forward Contract Risk. The principals who deal in the forward markets are not required to continue to make markets in the instruments they trade and these markets can experience periods of illiquidity, sometimes of significant duration. There have been periods during which certain participants in these markets have refused to quote prices or have quoted prices with an unusually wide spread between the price at which they were prepared to buy and that at which they were prepared to sell.

Futures Risk [Member]
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Futures Risk. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the target instrument of the Fund and the price of the futures contract; possible lack of a liquid secondary market; and investments in futures contracts involves leverage, which means a small percentage of assets in futures can have a disproportionately large impact on the Fund.

Underlying Funds Risk [Member]
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Underlying Funds Risk. Underlying funds (e.g. ETFs and money market funds) involve duplication of investment advisory fees and certain other expenses. ETFs are subject to brokerage and other trading costs, which could result in greater expenses to the Fund.

Cash Create and Redeem Transaction Risk [Member]
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Cash Create and Redeem Transaction Risk. At certain times, the Fund may effect its creations and redemptions primarily for cash, rather than in-kind instruments. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. The use of cash creations and redemptions also may cause the Fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Further, effecting purchases and redemptions primarily in cash may cause the Fund to incur additional costs, such as portfolio transaction costs. These costs can decrease the Fund’s NAV.

ETF Structure Risk [Member]
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ETF Structure Risk. The Fund is structured as an ETF. As a result, the Fund is subject to the special risks, including:

●	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.
●	Not Individually Redeemable. The Fund’s shares (“Shares”) are not redeemable by retail investors and may be redeemed only by Authorized Participants (“APs”) at net asset value (“NAV”) and only in Creation Units. A retail investor generally incurs brokerage costs when selling Shares.

●	Trading Issues. Trading in Shares on the NYSE Arca, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange which may result in the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

●	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the Shares. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

○	In times of market stress, market makers may step away from their role of market making in Shares and in executing trades, which can lead to differences between the market value of the Shares and the Fund’s NAV.

○	The market price of the Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less the Shares than the Fund’s NAV, which is reflected in the bid and ask price for the Shares or in the closing price.

○	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the Fund’s NAV.
●	Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as an Authorized Participant on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund Shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for securities or instruments that have lower trading volumes.